Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2011
Registrant Name	PUTNAM FUND FOR GROWTH & INCOME
Central Index Key	0000081260
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Feb. 29, 2012